[redacted]

15007451

Nasdaq
805 King Farm Boulevard
Rockville, MD 20850

Nasdaq.com

William Slattery, CFA
Vice President
Listing Qualifications

Received SEC

MAY 20 2015

Washington, DC 20549
CERT NAS
File No. 001-37402

By Electronic Mail

May 20, 2015

Mr. Jeffrey Thomas
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Mr. Thomas:

This is to certify that on May 20, 2015 The Nasdaq Stock Market (the "Exchange") received from Till Capital Ltd. (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following security:

Restricted voting shares, $0.001 par value

We further certify that the security described above has been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery